Supplement to the
Fidelity® High Income Fund
Class A, Class M, Class C, Class I and Class Z
June 29, 2021
Summary Prospectus

Effective January 3, 2022, the following information supplements similar information for Fidelity® High Income Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

ASPH-SUM-21-01 1.9904778.100	December 17, 2021

Supplement to the
Fidelity® High Income Fund
June 29, 2021
Summary Prospectus

Effective January 3, 2022, the following information supplements similar information for Fidelity® High Income Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)” heading.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

SPH-SUM-21-01 1.9886600.103	December 17, 2021